Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Operating loss carryforwards	$ 13,000,000	$ 15,387,300	$ 12,630,800
Research and development tax credit		2,155,100	2,058,300
Other		868,700	749,000
Total deferred tax assets		18,411,100	15,438,100
Deferred tax liability:
Other		(80,500)	(52,400)
Intangibles		(124,800)	(224,500)
Total deferred tax liabilities		(205,300)	(276,900)
Net deferred tax assets before valuation allowance		18,205,800	15,161,200
Valuation allowance		(18,205,800)	(15,161,200)
Net deferred tax asset